Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax

The Company’s income before income tax consists of:

	For the year ended December 31,
	2021	2020	2019
Non-PRC	$94,372	$5,866	$(7,337)
PRC	17,468,669	210,751	78,157
Total	$17,563,041	$216,617	$70,820

Schedule of Company's Income Taxes

The Company’s income taxes consists of:

	For the year ended December 31,
	2021	2020	2019
Current income tax expense	$(2,839,034)	$(42,665)	$(11,290)
Deferred tax expense	(265,096)	11,227	5,685
Total income tax expense	$(3,104,130)	$(31,438)	$(5,605)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
	2021	2020	2019
Income before income taxes	$17,563,041	$216,617	$70,820
Income tax expense at the PRC statutory rate	(4,390,760)	(54,154)	(17,705)
International tax rate differential	5,303	(419)	(1,827)
Super deduction for research and development expenses	159,235	7,229	2,310
Non-deductible expenses	(227,821)	(2,225)	685
Other adjustments	6,190	(1,002)	(486)
Effect of preferential tax rate	1,774,595	19,224	7,018
Change in valuation allowance	(4,135)	2,656	4,415
Effect of PRC withholding tax	(426,737)	(2,747)	(15)
Income tax expense	$(3,104,130)	$(31,438)	$(5,605)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020
Inventories	6,794	1,212
Accrued expenses	56,309	17,240
Deferred government grants	2,589	2,838
Fixed assets	(13,661)	5,382
Tax losses carried forward	4,254	338
Less: valuation allowance	(4,254)	(119)
Deferred tax assets	$52,031	$26,891

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2021	2020	2019
Balance on January 1	561	904	1,681
Additions for tax positions of the current year	—	—	—
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(286)	(343)	(777)
Balance on December 31	$275	$561	$904